Leases - Summary of Cash Outflows in Financing Activity for Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal elements of lease payments	¥ 7,231	$ 1,018	¥ 6,834	¥ 1,881
Related interest paid	714		388	193
Total	¥ 7,945		¥ 7,222	¥ 2,074